UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital, Ltd.

Address:  c/o HWR Services
          Craigmuir Chambers
          P.O. Box 71
          Road Town, Tortola
          British Virgin Islands

13F File Number: 28-10358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Director
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York             May 8, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-10356                        King Street Capital Management, L.L.C.
    --------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number                 Name

NONE            NONE                             NONE


                                                   FORM 13F INFORMATION TABLE

                                                   King Street Capital, Ltd.
                                                         March 31, 2003



COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                   VALUE         SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS   CUSIP         (X$1000)      PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
---------------     --------------   ------       ---------     --------- ----- ----- ----------- --------- ------ -------- ------
None                None             None          None          None     None  None   None        None      None   None     None







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